COST OF SALES - Schedule of Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ 22,949,172	$ 22,486,769	$ 25,376,676
Finished products	1,681,397	1,159,332	1,384,984	$ 1,807,628
Products in progress	4,806,159	3,906,471	2,646,104	5,644,292
Raw materials, materials, fuel, and spare parts	20,296,548	17,883,369	18,455,681	$ 17,924,756
Purchases and production expenses for the year	109,774,879	98,607,235	82,454,614
Inventories at the end of the year	(26,784,104)	(22,949,172)	(22,486,769)
Cost of sales	$ 105,939,947	$ 98,144,832	$ 85,344,521